Intangible assets (Details 2) - 12 months ended Dec. 31, 2024 £ in Thousands, $ in Thousands	GBP (£)	USD ($)
Intangible Assets
15,1261 ADSs issued at market value	£ 219	$ 274
Promissory note forgiven	197	250
Historical liabilities settled	294	366
Quarterly payment obligation	1,997	2,494
Recognised as intangible asset purchase	£ 2,707	$ 3,384